[logo] PIONEER
       Investments(R)







                                                 May 2, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Independence Fund (the "Fund")
     (File Nos. 333-42105 and 811-08547)
     CIK No. 0001051010

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of Class P shares prospectus and Class P shares statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 11 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001051010-06-000013) on April 27, 2006.

     If you have any questions or comments concerning the foregoing, please contact me at (617) 422-4699.

                                                 Very truly yours,


                                                 /s/ Karen Jacoppo-Wood
                                                 Karen Jacoppo-Wood
                                                 Counsel

cc:  Christopher J. Kelley, Esq.
     David C. Phelan, Esq.








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."